Supplement Dated February 24, 2003*
                    to the Prospectus Dated October 30, 2002
            of American Express(R) Variable Portfolio Funds S-6466-99 V

The "Management" section of the AXP Variable Portfolio - Bond Fund is revised as follows:

The team that manages the Fund's portfolio is led by:

     Tom Murphy, CFA, Portfolio Manager

     o    Leader of the investment grade corporate bond sector team.

     o    Joined AEFC in 2002.

     o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

     o    Began investment career in 1986.

     o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the AXP Variable Portfolio - Cash Management Fund is revised as follows:

The team that manages the Fund's portfolio is led by:

     Jerri Cohen, CFA, Portfolio Manager

     o    Leader of the cash investment sector team.

     o    Joined AEFC in 2002.

     o    Prior  to  that,  Sector  Leader/Portfolio   Manager,  Zurich  Scudder
          Investments, from 2000 to 2002. Prior to that, Portfolio Manager, Zurich Scudder Investments, from 1992 to 2000.

     o    Began investment career in 1981.

     o    MBA, Northwestern University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the AXP Variable Portfolio - Extra Income Fund is revised as follows:

Management of the Fund's portfolio is coordinated by:

     Scott Schroepfer, CFA, Portfolio Manager

     o    Member of the high yield sector team.

     o    Joined AEFC in 1990.

     o    Began investment career in 1986.

     o    MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

The "Management" section of the AXP Variable Portfolio - Federal Income Fund is revised as follows:

The team that manages the Fund's portfolio is led by:

     Scott Kirby, Portfolio Manager

     o    Leader of the structured assets team.

     o    Joined AEFC in 1979, left in 1985 and returned in 1987.

     o    Began investment career in 1983.

     o    MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the AXP Variable Portfolio - Global Bond Fund is revised as follows:

The team that manages the Fund's portfolio is led by:

     Nicholas Pifer, CFA, Portfolio Manager

     o    Leader of the global sector team.

     o    Joined AEFC in 2000.

     o Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

     o    Began investment career in 1990.

     o    MA, Johns Hopkins University School of Advanced International Studies.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The "Management" section of the AXP Variable Portfolio - Managed Fund is revised as follows:

The team that manages the fixed income portion of the Fund's portfolio is led by:

     Tom Murphy, CFA, Portfolio Manager

     o    Leader of the investment grade corporate bond sector team.

     o    Joined AEFC in 2002.

     o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

     o    Began investment career in 1986.

     o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


S-6466-6 A (2/03)
*Valid until next prospectus update

Destroy October 30, 2003